ACQUISITIONS AND DISPOSITIONS (Details 2) (USD $) In Millions, except Per Share data, unless otherwise specified	1 Months Ended	3 Months Ended								12 Months Ended
	Dec. 31, 2011 Y	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011 Y	Dec. 31, 2010 Y	Dec. 31, 2009 Y	Dec. 31, 2011 Customer relationships Y	Dec. 31, 2011 Patents Y	Dec. 31, 2011 Trademarks Y	Dec. 31, 2011 Other technology Y	Dec. 02, 2011 Nalco merger	Dec. 02, 2011 Nalco merger Customer relationships	Dec. 02, 2011 Nalco merger Patents	Dec. 02, 2011 Nalco merger Trade names	Dec. 02, 2011 Nalco merger Trademarks	Dec. 02, 2011 Nalco merger Other technology
Assets acquired and liabilities assumed
Current assets																	$ 1,869.6
Property, plant and equipment																	1,069.2
Other assets																	97.3
Identifiable intangible assets:																		2,160.0	321.0	1,230.0	79.0	91.0
Total assets acquired																	6,917.1
Current liabilities																	1,105.5
Long-term debt																	2,858.4
Pension and postretirement benefits																	505.7
Net deferred tax liability																	1,188.7
Noncontrolling interests and other liabilities																	167.7
Total liabilities and noncontrolling interests assumed																	5,826.0
Goodwill																	4,403.9
Total consideration transferred																	5,495.0
Estimated time period after merger date to finalize the purchase price allocation, maximum (in years)	1
Weighted average useful lives of identifiable intangible assets acquired (in years)										13	13	13	15	14	15	8
Net sales	193.4	1,845.3	1,736.1	1,698.8	1,518.3	1,575.5	1,561.9	1,520.2	1,432.1	6,798.5	6,089.7	5,900.6
Operating Income	13.8	164.2	239.6	198.3	151.7	203.6	245.1	204.3	153.8	753.8	806.8	681.3
Pro forma net sales and results of operations
Net sales										11,283.9	10,340.2
Net income attributable to Ecolab										$ 624.3	$ 572.3
Earnings attributable to Ecolab per common share
Basic (in dollars per share)										$ 2.08	$ 1.90
Diluted (in dollars per share)										$ 2.04	$ 1.86